Corporate information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Corporate information
1.	Corporate information

(a)	Information
Mechel PAO (“Mechel”, formerly – Mechel OAO and Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies. Igor V. Zyuzin with his family members is the ultimate controlling party. The registered office is located at Krasnoarmeyskaya St. 1, Moscow, 125167, Russian Federation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired / date of incorporation (*)	Interest in voting stock held by the Group at December 31, 2020
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	January 1999	99.1%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	December 2001	93.7%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 2002	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 2002	91.4%
Urals Stampings Plant (USP)	Russia	Steel products	April 2003	90.0%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	October 2003	90.0%
Mechel Nemunas (MN)	Lithuania	Steel products	October 2003	100.0%
Mechel Energo	Russia	Power sales	February 2004	100.0%
Port Posiet	Russia	Transshipment	February 2004	97.8%
Izhstal	Russia	Steel products	May 2004	90.0%
Port Kambarka	Russia	Transshipment	April 2005	90.4%
Mechel Service	Russia	Trading	May 2005	100.0%
Mechel Coke	Russia	Coke production	June 2006	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	October 2006	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 2007	98.3%
Kuzbass Power Sales Company (KPSC)	Russia	Electricity distribution	June 2007	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferrosilicon production	August 2007	100.0%
Yakutugol	Russia	Coal mining	October 2007	100.0%
Port Temryuk	Russia	Transshipment	March 2008	100.0%
Mechel Carbon AG	Switzerland	Trading	April 2008	100.0%
HBL Holding GmbH (HBL)	Germany	Trading	September 2008	100.0%
Mechel Service Stahlhandel Austria GmbH and its subsidiaries	Austria	Trading	September 2012	100.0%

*	Date, when a control interest was acquired or a new company established.

(b)	Business
The Group operates in three business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke) and power (comprising electricity (generation and distribution) and heat power generation), and conducts operations in Russia, the CIS countries, Europe and Asia Pacific. The Group sells its products within Russia and foreign markets. As of December 31, 2020, there were no changes in the composition of the Group except for disposal of entities described in Note 25. The Group operates in highly competitive industries; any local or global downturn in the industry may have an adverse effect on the Group’s results of operations and financial condition. While the Group has intention to continue to rely on operating cash flow, it expects to attract long-term loans and borrowings to finance major investment projects, focus on refinancing and restructuring of the loan portfolio and other financing sources for its capital needs. As discussed in Notes 4 and 5, management believes that the Group will secure adequate financing.

(c)	Authorisation for issuance
These consolidated financial statements as of December 31, 2020 and for the year then ended were authorised for issuance on March 11, 2021.